Fair Value of Financial Instruments - Changes in Fair Value of Derivative and Warrant Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Derivative liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liability - at issuance	$ 70,870	$ 68,514
Change in fair value	(5,456)	2,356
Liability - December 31, 2020	65,414	70,870
Warrant liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Liability - at issuance	39,670	29,037
Change in fair value	21,777	10,633
Liability - December 31, 2020	$ 61,447	$ 39,670